Unaudited Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Gross profit		$ 1,036,195	$ 1,562,297
Operating expenses:
Selling expenses		(954,612)	(1,004,786)
General and administrative expenses		(3,520,028)	(1,870,797)
Research and development expenses		(98,670)	(253,082)
Total operating expenses		(4,573,310)	(3,128,665)
Other income(expense):
Interest income		35,752	4,548
Interest expense		(117,902)	(286,827)
Government subsidies		120,217	1,536,455
Other (loss) income		(13,288)	191,016
Total other income		24,779	1,445,192
Loss before income tax and income of equity method investments		(3,512,336)	(121,176)
Income tax benefit		153	91,751
Share of income of equity method investments, net of tax		50,969
Net loss		(3,461,214)	(29,425)
Net loss attributable to non-controlling interest		(50,703)	(42,581)
Net (loss) income attributable to ordinary shareholders		(3,410,511)	13,156
Other comprehensive (loss) income:
Foreign currency translation adjustment gain loss		392,830	(323,982)
Total comprehensive loss		(3,068,384)	(353,407)
Total comprehensive loss attributable to non-controlling interests		(4,497)	(115,044)
Total comprehensive loss attributable to holders of ordinary shares		$ (3,063,887)	$ (238,363)
Weighted average number of ordinary shares*
Basic (in Shares)	[1]	1,711	15
Diluted (in Shares)	[1]	1,711	15
Basic (loss) earnings per ordinary share (in Dollars per share)	[1]	$ (1,993.25)	$ 901.59
Diluted (loss) earnings per ordinary share (in Dollars per share)	[1]	$ (1,993.25)	$ 901.59
Third Party
Net revenue		$ 5,402,554	$ 4,505,693
Cost of revenues		(4,370,582)	(2,957,449)
Related Party
Net revenue		10,203	37,892
Cost of revenues		$ (5,980)	$ (23,839)

[1]	Giving retroactive effect to the 100 to 1 Shares Consolidation on October 21, 2025, 100 to 1 Shares Consolidation on December 29, 2025, and 100 to 1 Shares Consolidation on June 18, 2026.